Supplement to the
Fidelity® Inflation-Protected Bond Fund
June 23, 2002
Prospectus

The following information updates the similar information on the cover of the prospectus:

Fidelity® Inflation-Protected Bond Fund

(fund number 794, trading symbol FINPX)

IFB-02-01 July 9, 2002
1.774739.100